UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5011

Name of Fund:  CMA New Jersey Municipal Money Fund of
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, CMA New Jersey Municipal Money Fund of CMA Multi-
     State Municipal Series Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


CMA New Jersey Municipal Money Fund

Schedule of Investments as of December 31, 2004                                                              (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
New Jersey - 92.8%
            $ 7,220    ABN Amro Munitops Certificates Trust, New Jersey, GO, Refunding, VRDN, Series 2004-17,
                       2.03% due 7/15/2011 (e)                                                                  $     7,220

               8,000    Brick Township, New Jersey, GO, TAN, 2.50% due 4/14/2005                                      8,024

               7,500    Brigantine, New Jersey, BAN, 1.50% due 1/28/2005                                              7,503

                        Camden County, New Jersey, Improvement Authority Revenue Bonds, VRDN (e):
              24,175         (Harvest Village Senior Redevelopment Project), Series A, 2.45% due 7/01/2029           24,175
              13,900         (Parkview Redevelopment Housing Project), AMT, 1.95% due 7/01/2026                      13,900

               2,210    Camden County, New Jersey, Improvement Authority, Special Revenue Bonds, VRDN, 1.98%
                        due 9/01/2026 (e)                                                                             2,210

              10,000    Camden, New Jersey, BAN, Series A, 3.50% due 6/28/2005                                       10,067

              19,970    Eagle Tax-Exempt Trust, New Jersey, GO, VRDN, Series 94C-3005, 2.02% due 2/15/2007 (e)       19,970

               8,425    Eagle Tax-Exempt Trust, New Jersey State Turnpike Authority, Turnpike Revenue Refunding
                        Bonds, VRDN, Series 2003-0041, Class A, 2.02% due 1/01/2030 (e)                               8,425

                        East Brunswick Township, New Jersey, BAN:
               7,387         3% due 7/12/2005                                                                         7,439
              20,000         3% due 1/06/2006                                                                        20,172

               3,593    East Hanover Township, New Jersey, BAN, 2% due 3/24/2005                                      3,601

               6,450    Garfield, New Jersey, GO, BAN, 2% due 3/18/2005                                               6,463

              10,000    Howell Township, New Jersey, GO, TAN, 2.50% due 2/28/2005                                    10,016

              49,860    Hudson County, New Jersey, COP, MERLOTS, Series A35, 2.02% due 12/01/2021 (d)(e)             49,860

              45,200    Hudson County, New Jersey, Improvement Authority Revenue Bonds (Essential Purpose
                        Pooled Government), VRDN, 1.95% due 7/15/2026 (e)                                            45,200

               4,705    Manchester Township, New Jersey, GO, BAN, 1.75% due 3/25/2005                                 4,713

               3,152    Marlboro Township, New Jersey, GO, BAN, 2% due 4/15/2005                                      3,160

               2,600    Marlboro Township, New Jersey, Municipal Utilities Authority, GO, 3.50% due 12/08/2005        2,632

               1,980    Mercer County, New Jersey, Improvement Authority Revenue Bonds (Mercer Inc. Project),
                        VRDN, 2.05% due 12/01/2018 (e)                                                                1,980

                        New Jersey EDA, CP:
              10,000         1.88% due 1/13/2005                                                                     10,000
              10,300         2.10% due 1/13/2005                                                                     10,300
              15,000         2.10% due 1/14/2005                                                                     15,000



Portfolio Abbreviations for CMA New Jersey Municipal Money Fund


AMT        Alternative Minimum Tax (subject to)
ARCS       Auction Rate Certificates
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
MERLOTS    Municipal Extendible Receipt Liquidity Option
           Tender Securities
PUTTERS    Puttable Tax Exempt Receipts
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes


CMA New Jersey Municipal Money Fund

Schedule of Investments as of December 31, 2004 (concluded)                                                  (in Thousands)

                Face
              Amount    Municipal Bonds                                                                               Value
New Jersey (concluded)

                        New Jersey EDA, EDR, Refunding (e):
            $ 32,300         (Airis Newark LLC Project), ARCS, AMT, 1.97% due 1/01/2019 (a)                     $    32,300
               4,400         (Jewish Community Foundation Metro West), VRDN, 2% due 12/01/2018                        4,400

                        New Jersey EDA, EDR, VRDN (e):
               9,100         (Diocese of Metuchen), 1.97% due 3/01/2026                                               9,100
               7,800         (MZR Real Estate LP Project), AMT, 2.05% due 12/01/2026                                  7,800
               3,920         (PB Tower & Metro Project), AMT, Series A, 2.10% due 11/01/2026                          3,920
               1,910         (PB Tower & Metro Project), AMT, Series B, 2.10% due 11/01/2011                          1,910
                 810         (Park Lane Association Project), AMT, 2.10% due 4/01/2010                                  810
               7,720         (Wyckoff Family YMCA Inc. Project), 2% due 10/01/2023                                    7,720

              39,000    New Jersey EDA, Natural Gas Facilities Revenue Bonds (NUI Corporation Project),
                        VRDN, AMT, Series A, 2.04% due 6/01/2026 (a)(e)                                              39,000

                        New Jersey EDA, Revenue Bonds (e):
               2,330         (Accurate Box Co. Inc. Project), VRDN, AMT, 2.05% due 11/01/2009                         2,330
               1,900         (The Arc of Somerset County Inc.), VRDN, 2.05% due 7/01/2020                             1,900
               4,230         (Cozzoli Enterprises LLC Project), VRDN, AMT, 2.02% due 3/01/2022                        4,230
               2,725         (Esarc, Inc. Project), VRDN, 2.05% due 4/01/2029                                         2,725
               1,965         (Jewish Family Service), VRDN, 2.05% due 2/01/2022                                       1,965
               8,085         MERLOTS, Series A-41, 2.02% due 6/15/2022 (b)                                            8,085
              22,005         MERLOTS, Series B-02, 2.02% due 6/15/2020 (d)                                           22,005
               3,835         (Ocean County YMCA Inc. Project), VRDN, 2.05% due 9/01/2021                              3,835
               5,000         (Presbyterian Homes), VRDN, Series B, 1.99% due 12/01/2032                               5,000
               3,375         ROCS, Series II-R-203, 2.02% due 6/15/2021 (a)                                           3,375
               6,750         ROCS, Series II-R-305, 2.04% due 6/15/2013                                               6,750
               2,000         ROCS, Series II-R-311, 1.98% due 6/15/2012                                               2,000
               3,420         (Urban League Project), VRDN, 2.05% due 8/01/2019                                        3,420
               2,945         (YMCA of Montclair Project), VRDN, 2.05% due 6/01/2022                                   2,945

              15,400    New Jersey EDA, Special Facility Revenue Bonds (Port Newark Container LLC), VRDN, AMT,
                        2% due 7/01/2030 (e)                                                                         15,400

              15,535    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey
                        Inc. Project), VRDN, AMT, Series C, 2.05% due 11/01/2025 (a)(e)                              15,535

                        New Jersey Health Care Facilities Financing Authority Revenue Bonds (e):
               9,545         FLOATS, Series 702, 2.03% due 7/01/2014 (d)                                              9,545
              10,000         FLOATS, Series 943, 2.02% due 7/1/2004                                                  10,000
              12,500         (Meridian Health System), VRDN, Series A, 1.93% due 7/01/2033                           12,500
              11,500         (Meridian Health System), VRDN, Series B, 1.91% due 7/01/2033                           11,500
               5,800         (Meridian Hospitals Corp. Computer Program), VRDN, Series A-1, 1.97% due 7/01/2011       5,800
               3,000         (Wiley Mission Project), VRDN, 1.93% due 7/01/2029                                       3,000

               9,165    New Jersey State Educational Facilities Authority Revenue Refunding Bonds (Centenary
                        College), VRDN, Series A, 1.99% due 10/01/2033 (e)                                            9,165

              13,000    New Jersey State, FLOATS, VRDN, Series L55J, 2.05% due 6/24/2005 (e)                         13,000

              14,930    New Jersey State Highway Authority, Garden State Parkway General Revenue Refunding
                        Bonds, PUTTERS, Series 247, 2% due 1/01/2013 (b)(e)(f)                                       14,930

              12,500    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                        Bonds, AMT, Series F, 1.05% due 4/01/2005                                                    12,500

              10,000    New Jersey State, TRAN, Series A, 3% due 6/24/2005                                           10,071

               5,750    New Jersey State Transit Corporation, COP, ROCS, Series 15, 2.03% due 9/15/2014 (e)           5,750

                        New Jersey State Transportation Trust Fund Authority Revenue Bonds (e):
              33,820         FLOATS, Series 775D, 1.99% due 12/15/2016                                               33,820
               7,405         FLOATS, Series 963-D, 2.01% due 6/15/2025 (b)                                            7,405
               6,165         MERLOTS, Series A13, 1.25% due 4/13/2005 (d)                                             6,165
              16,675         PUTTERS, Series 332, 2% due 12/15/2015 (a)                                              16,675
               7,100         ROCS, Series II-R-4040, 2.02% due 6/15/2022 (c)                                          7,100

                        New Jersey State Turnpike Authority, Turnpike Revenue Bonds, VRDN (c)(e):
              27,200         Series C-1, 1.97% due 1/01/2024                                                         27,200
              21,000         Series C-2, 1.97% due 1/01/2024                                                         21,000

                        New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds (e):
              16,250         GO, ROCS, Series II-R-4032, 2.02% due 1/01/2021 (c)                                     16,250
              19,700         VRDN, Series D, 1.94% due 1/01/2018 (b)                                                 19,700

              19,000    Passaic County, New Jersey, GO, Refunding, BAN, 3% due 6/10/2005                             19,115

               9,230    Port Authority of New York and New Jersey, CP, 1.80% due 2/09/2005                            9,230

                        Port Authority of New York and New Jersey, Special Obligation Revenue Refunding
                        Bonds (Versatile Structure Obligation), VRDN, AMT (e):
              69,700         Series 1R, 2% due 8/01/2028                                                             69,700
              19,950         Series 4, 1.99% due 4/01/2024                                                           19,950

               7,300    Salem County, New Jersey, Industrial Pollution Control Financing Authority Revenue
                        Bonds (E.I. du Pont de Nemours), VRDN, 1.85% due 3/01/2012 (e)                                7,300

               4,790    Sea Isle City, New Jersey, BAN, 3% due 6/16/2005                                              4,809

              10,457    Stafford Township, New Jersey, GO, BAN, Series B, 2.75% due 7/15/2005                        10,520

               5,980    University of Medicine and Dentistry, New Jersey, COP, ROCS, Series II-R-6510, 1.96%
                        due 6/15/2024 (d)(e)                                                                          5,980

               4,024    Wood-Ridge Borough, New Jersey, GO, BAN, 2% due 2/25/2005                                     4,029

              10,000    Woodbridge Township, New Jersey, GO, BAN, 3% due 7/08/2005                                   10,068


Puerto Rico - 8.4%

               6,595    Municipal Securities Trust Certificates, Puerto Rico, GO, VRDN, Series 2002-199,
                        Class A, 1.95% due 1/25/2016 (d)(e)                                                           6,595

               6,300    Municipal Securities Trust Certificates, Puerto Rico, Revenue Bonds, VRDN, Series
                        2000-107, Class A, 1.95% due 5/19/2009 (c)(e)                                                 6,300

              25,685    Puerto Rico Commonwealth, TRAN, 3% due 7/29/2005                                             25,877

                        Puerto Rico Government Development Bank, CP:
               5,000         1.88% due 2/14/2005                                                                      5,000
              16,860         1.88% due 2/18/2005                                                                     16,860
              18,708         1.75% due 3/09/2005                                                                     18,708

               5,390    Puerto Rico Public Finance Corporation, FLOATS, Series 705D, 2.01% due 8/01/2027 (a)(e)       5,390

                        Total Investments (Cost - $1,018,999*) - 101.2%                                           1,018,999
                        Liabilities in Excess of Other Assets - (1.2%)                                             (12,089)
                                                                                                                -----------
                        Net Assets - 100.0%                                                                     $ 1,006,910
                                                                                                                ===========

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(f) Escrowed to maturity.

  * Cost for federal income tax purposes.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA New Jersey Municipal Money Fund of
CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       CMA New Jersey Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date: February 24, 2005